Restructuring Charges	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charges

Restructuring Charges
During 2016, the Company recorded restructuring charges of $26.8 million ($14.0 million – 2015, $9.8 million - 2014).

The restructuring charges in 2016 primarily relate to the closure of two offices and seafarers' severance amounts related to the tug business in Western Australia, reorganization of the Company’s FPSO business to create better alignment with the Company’s offshore operations, and reductions to charges previously accrued. The charges related to the seafarers' severance were partly recovered from customers and the recovery is included in revenues on the consolidated statements of income.

The restructuring charges in 2015 relate to the termination of the employment of certain seafarers upon the expiration of a time-charter-out contract, the reorganization of the Company’s marine operations and corporate services, and the change in crew on a vessel as requested by a charterer. The actual restructuring charges relating to the termination of the employment of certain seafarers upon the expiration of a time-charter-out contract and the change in crew on a vessel as requested by a charterer in the amount of $8.4 million were fully reimbursed to the Company by the charterers and the net reimbursement is included in voyage revenues.

The restructuring charges in 2014 relate to the termination of the employment of certain seafarers upon the re-delivery of an in-chartered conventional tanker in December 2014 and upon the sale of a vessel under capital lease to a third party in August 2014, and the reflagging of one shuttle tanker which commenced in January 2014 and was completed in March 2014, partially offset by an adjustment to the accrual for costs related to the reorganization of the Company’s marine operations.

At December 31, 2016 and 2015 $5.6 million and $3.2 million, respectively, of restructuring liabilities were recorded in accrued liabilities on the consolidated balance sheets.